iShares®

Supplement dated April 15, 2016

to the Summary Prospectus and Prospectus

for each iShares Equity Fund in iShares Inc.,

iShares Trust and iShares U.S. ETF Trust

(each, a “Fund,” and together, the “Funds”).

The information in this Supplement updates the information in, and should be read in conjunction with, the Summary Prospectus and Prospectus for each Fund.

The Summary Prospectuses and Prospectuses are hereby revised effective March 31, 2016 to remove Matthew Goff as a Portfolio Manager of the Funds. All references to Matthew Goff in the Summary Prospectuses and Prospectuses are hereby deleted.

The Summary Prospectuses and Prospectuses are hereby revised to add Alan Mason as a Portfolio Manager of the Funds. Accordingly, the biography for Alan Mason provided below is added to the “Portfolio Managers” section of the Prospectus for each Fund:

Alan Mason has been employed by BlackRock Fund Advisors (“BFA”) (formerly, Barclays Global Fund Advisors (“BGFA”)) as a portfolio manager since 1991. Mr. Mason has been a Portfolio Manager of the Fund since 2016.

Diane Hsiung, Jennifer Hsui and Greg Savage will continue to be primarily responsible for the day-to-day management of each Fund, in addition to Alan Mason. Peter Christiansen, Michael Gates, Orlando Montalvo and Robert Shimell will also continue to be primarily responsible for the day-to-day management of each Fund for which they currently serve as a Portfolio Manager. Biographies for these Portfolio Managers can be found in the Prospectuses.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-XII-0416

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

Supplement dated April 15, 2016

to the Statement of Additional Information (“SAI”) for each iShares Equity Fund in iShares Inc.,

iShares Trust and iShares U.S. ETF Trust (each, a “Fund,” and together, the “Funds”).

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for each Fund.

The SAIs are hereby revised effective March 31, 2016 to remove Matthew Goff as a Portfolio Manager of the Funds. All references to Matthew Goff in the SAIs are hereby deleted.

The SAIs are hereby revised to add Alan Mason as a Portfolio Manager of the Funds. Accordingly, the information below for Alan Mason is added to the “Portfolio Managers” section of each SAI.

Portfolio Managers. As of February 29, 2016, Alan Mason was also primarily responsible for the day-to-day management of the Funds and certain other types of portfolios and/or accounts as follows:

Alan Mason

Types of Accounts	Number	Total Assets

Registered Investment Companies	108	$72,000,000,000

Other Pooled Investment Vehicles	301	527,000,000,000

Other Accounts	174	33,000,000,000

Accounts with Incentive-Based Fee Arrangements	0	N/A

The table below shows, for Alan Mason, the number of portfolios or accounts of the types set forth in the above table, and the aggregate of total assets in those portfolios or accounts, with respect to which the investment management fees are based on the performance of those portfolios or accounts as of February 29, 2016:

Alan Mason

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

As of February 29, 2016, Alan Mason did not beneficially own shares of the Funds.

Diane Hsiung, Jennifer Hsui and Greg Savage will continue to be primarily responsible for the day-to-day management of each Fund, in addition to Alan Mason. Peter Christiansen, Michael Gates, Orlando Montalvo and Robert Shimell will also continue to be primarily responsible for the day-to-day management of each Fund for which they currently serve as a Portfolio Manager. Information for these Portfolio Managers can be found in the SAIs.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-SAIS-S2

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE